Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Net loss	$ (48,149)	$ (65,171)	$ (276,595)	$ (70,555)
Weighted-average common shares, diluted (in shares)	18,294,483	7,733,885	8,393,797	7,733,885
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	55,774,752	96,981,278	85,288,979	106,711,580
Class A Common Stock
Class of Stock [Line Items]
Net loss	$ (43,027)	$ (33,085)	$ (242,163)	$ (12,199)
Weighted-average common shares, basic (in shares)	153,696,945	7,974,872	59,034,393	1,616,740
Weighted-average common shares, diluted (in shares)	153,696,945	7,974,872	59,034,393	1,616,740
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Diluted (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Class B Common Stock
Class of Stock [Line Items]
Net loss	$ (5,122)	$ (32,086)	$ (34,432)	$ (58,356)
Weighted-average common shares, basic (in shares)	18,294,483	7,733,885	8,393,797	7,733,885
Weighted-average common shares, diluted (in shares)	18,294,483	7,733,885	8,393,797	7,733,885
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Diluted (in dollars per share)	$ (0.28)	$ (4.15)	$ (4.10)	$ (7.55)
Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)		0	0	212,363
Option | Stock Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	10,951,266	12,103,528	30,602,803	6,094,945
Convertible Preferred Stock | Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	0	66,821,981	0	76,493,917
Warrants | Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	24,328,608	12,103,528	24,328,608	9,974,065
Warrants | Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	0	230,820	0	190,210
Options and RSAs exercised under notes receivables
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	669,522	5,721,421	669,522	13,746,080
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	19,825,356	0	29,688,046	0